Reconciliation of Net (Loss) Income Attributable To Ordinary Shareholders to Numerator for Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Net (loss) income attributable to the Company's ordinary shareholders	$ 37,412	232,124	23,086	(17,361)
Undistributed earnings allocated to participating Contingently Redeemable Ordinary Shares			(1,765)
Net (loss) income attributable to ordinary shareholders	$ 37,412	232,124	21,321	(17,361)